CONSOLIDATING FINANCIAL INFORMATION (Consolidating Statement of Cash Flows Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flows From Operating Activities
Net income (loss)	$ 240,213	$ 483,591	$ 218,822
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Depreciation and amortization	19,829	13,690	14,931
Other amortization (included in interest expense)	781	900	2,942
(Earnings) losses from equity method investees	(78,199)	(136,866)	(156,530)
Distributions of earnings from equity method investees	110,967	84,548	59,785
(Gains) losses	11,757	(53,933)	(48,921)
Deferred incentive income	(171,387)	(107,276)	(77,993)
Deferred tax (benefit) expense	(18,044)	54,431	29,442
Options received from affiliates	(6,310)	(42,516)	(21,524)
Tax receivable agreement liability adjustment	33,116	8,787	8,870
Equity-based compensation	38,157	39,266	213,274
Options in affiliates granted to employees	701	8,190	10,134
Other	(616)	863	(895)
Cash flows due to changes in
Due from affiliates	(164,729)	(347,942)	(58,927)
Other assets	39,049	(18,082)	(20,398)
Accrued compensation and benefits	89,875	330,907	(75,390)
Due to affiliates	(34,137)	(2,667)	(18,241)
Deferred incentive income	216,493	118,765	65,361
Other liabilities	8,021	(1,765)	(2,792)
Purchases of investments and payments to cover securities sold not yet purchased	(643,283)	0	0
Proceeds from sale of investments and securities sold not yet purchased	608,228	0	0
Receivables from brokers and counterparties	(44,904)	0	0
Due to brokers and counterparties	12,031	0	0
Net cash provided by (used in) operating activities	267,609	432,891	141,950
Cash Flows From Investing Activities
Contributions to equity method investees	(36,110)	(37,084)	(63,798)
Distributions of capital from equity method investees	379,940	281,481	140,712
Purchase of securities	(16,664)	(20,043)	0
Proceeds from sale of equity investments	84,852	18,849	0
Purchase of digital currency (Bitcoin)	0	(20,000)	0
Purchase of fixed assets	(12,445)	(11,471)	(10,375)
Purchase of software and technology-related assets	25,976	0	0
Cash of liquid hedge fund on deconsolidation date	(12,024)	0	0
Net cash provided by (used in) investing activities	361,573	211,732	66,539
Cash Flows From Financing Activities
Repayments of debt obligations	(50,000)	(149,453)	(261,250)
Payment of deferred financing costs	0	(2,367)	0
Borrowing under debt obligations	125,000	0	0
Proceeds from public offering (net of offering costs)	186,551	0	0
Issuance (purchase) of Class A shares (RSU settlements)	0	0	0
Repurchase of shares and RSUs	(3,611)	0	(37,776)
Capital contributions	0		0
Dividends and dividend equivalents paid	105,860	57,926	44,170
Principals' and others' interests in equity of consolidated subsidiaries - contributions	876	401	431
Principals' and others' interests in equity of consolidated subsidiaries - distributions	(245,461)	(174,937)	(94,648)
Excess tax benefits from delivery of RSUs	3,538	0	0
Redeemable non-controlling interests - contributions	36,252	0	0
Net cash provided by (used in) financing activities	(602,676)	(384,282)	(437,413)
Net Increase (Decrease) in Cash and Cash Equivalents	26,506	260,341	(228,924)
Cash and Cash Equivalents, Beginning of Period	364,583	104,242	333,166
Cash and Cash Equivalents, End of Period	391,089	364,583	104,242
Class B Shares [Member]
Cash Flows From Financing Activities
Repurchase of common shares	(186,551)	0	0
Capital contributions		0
Class A Shares [Member]
Cash Flows From Financing Activities
Repurchase of common shares	(363,410)	0	0
Dividends and dividend equivalents paid		57,926
Fortress Operating Group Combined, Excluding FOE II LP [Member]
Cash Flows From Operating Activities
Net income (loss)	262,271	546,451	256,369
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Depreciation and amortization	19,756	13,630	14,907
Other amortization (included in interest expense)	781	900	2,942
(Earnings) losses from equity method investees	(76,731)	(136,866)	(156,530)
Distributions of earnings from equity method investees	110,967	84,548	59,785
(Gains) losses	11,890	(53,938)	(48,921)
Deferred incentive income	(171,387)	(107,276)	(77,993)
Deferred tax (benefit) expense	1,527	2,716	1,306
Options received from affiliates	(6,310)	(42,516)	(21,524)
Tax receivable agreement liability adjustment	0	0	0
Equity-based compensation	38,157	39,266	213,274
Options in affiliates granted to employees	701	8,190	10,134
Other	(616)	863	(895)
Cash flows due to changes in
Due from affiliates	(166,016)	(329,175)	(76,660)
Other assets	35,881	(18,303)	(19,015)
Accrued compensation and benefits	89,014	330,332	(77,100)
Due to affiliates	(10,285)	(130,117)	16,906
Deferred incentive income	216,493	118,765	65,255
Other liabilities	8,038	(2,304)	(2,955)
Purchases of investments and payments to cover securities sold not yet purchased	(643,283)
Proceeds from sale of investments and securities sold not yet purchased	608,228
Receivables from brokers and counterparties	(44,904)
Due to brokers and counterparties	12,031
Net cash provided by (used in) operating activities	296,203	325,166	159,285
Cash Flows From Investing Activities
Contributions to equity method investees	(86,113)	(37,084)	(63,798)
Distributions of capital from equity method investees	379,940	281,481	140,712
Purchase of securities	(16,664)	(20,043)
Proceeds from sale of equity investments	84,852	18,849
Purchase of digital currency (Bitcoin)		(20,000)
Purchase of fixed assets	(12,445)	(11,471)	(10,375)
Purchase of software and technology-related assets	25,976
Cash of liquid hedge fund on deconsolidation date	(12,024)
Net cash provided by (used in) investing activities	311,570	211,732	66,539
Cash Flows From Financing Activities
Repayments of debt obligations	(50,000)	0	(261,250)
Payment of deferred financing costs		(2,367)
Borrowing under debt obligations	125,000
Proceeds from public offering (net of offering costs)	0
Issuance (purchase) of Class A shares (RSU settlements)	(36,876)	(70,850)	(49,328)
Repurchase of shares and RSUs	(3,611)	0	(37,776)
Capital contributions	36,876		49,328
Dividends and dividend equivalents paid	130,410		29,385
Principals' and others' interests in equity of consolidated subsidiaries - contributions	876	401	431
Principals' and others' interests in equity of consolidated subsidiaries - distributions	(245,461)	(174,937)	(94,648)
Excess tax benefits from delivery of RSUs	0
Redeemable non-controlling interests - contributions	86,255
Net cash provided by (used in) financing activities	(580,611)	(277,640)	(422,628)
Net Increase (Decrease) in Cash and Cash Equivalents	27,162	259,258	(196,804)
Cash and Cash Equivalents, Beginning of Period	362,620	103,362	300,166
Cash and Cash Equivalents, End of Period	389,782	362,620	103,362
Fortress Operating Group Combined, Excluding FOE II LP [Member] | Class B Shares [Member]
Cash Flows From Financing Activities
Repurchase of common shares	0
Capital contributions		67,450
Fortress Operating Group Combined, Excluding FOE II LP [Member] | Class A Shares [Member]
Cash Flows From Financing Activities
Repurchase of common shares	(363,260)
Dividends and dividend equivalents paid		97,337
FOE II LP [Member]
Cash Flows From Operating Activities
Net income (loss)	(895)	(828)	(599)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Depreciation and amortization	73	60	24
Other amortization (included in interest expense)	0	0	0
(Earnings) losses from equity method investees	0	0	0
Distributions of earnings from equity method investees	0	0	0
(Gains) losses	0	5	0
Deferred incentive income	0	0	0
Deferred tax (benefit) expense	0	0	0
Options received from affiliates	0	0	0
Tax receivable agreement liability adjustment	0	0	0
Equity-based compensation	0	0	0
Options in affiliates granted to employees	0	0	0
Other	0	0	0
Cash flows due to changes in
Due from affiliates	(790)	(430)	(1,434)
Other assets	(1,546)	101	(684)
Accrued compensation and benefits	861	575	1,710
Due to affiliates	2,043	(2,291)	1,664
Deferred incentive income	0	0	106
Other liabilities	18	(43)	0
Purchases of investments and payments to cover securities sold not yet purchased	0
Proceeds from sale of investments and securities sold not yet purchased	0
Receivables from brokers and counterparties	0
Due to brokers and counterparties	0
Net cash provided by (used in) operating activities	(236)	(2,851)	787
Cash Flows From Investing Activities
Contributions to equity method investees	0	0	0
Distributions of capital from equity method investees	0	0	0
Purchase of securities	0	0
Proceeds from sale of equity investments	0	0
Purchase of digital currency (Bitcoin)		0
Purchase of fixed assets	0	0	0
Purchase of software and technology-related assets	0
Cash of liquid hedge fund on deconsolidation date	0
Net cash provided by (used in) investing activities	0	0	0
Cash Flows From Financing Activities
Repayments of debt obligations	0	0	0
Payment of deferred financing costs		0
Borrowing under debt obligations	0
Proceeds from public offering (net of offering costs)	0
Issuance (purchase) of Class A shares (RSU settlements)	0	0	0
Repurchase of shares and RSUs	0	0	0
Capital contributions	0		0
Dividends and dividend equivalents paid	0		0
Principals' and others' interests in equity of consolidated subsidiaries - contributions	0	0	0
Principals' and others' interests in equity of consolidated subsidiaries - distributions	0	0	0
Excess tax benefits from delivery of RSUs	0
Redeemable non-controlling interests - contributions	0
Net cash provided by (used in) financing activities	(150)	3,400	0
Net Increase (Decrease) in Cash and Cash Equivalents	(386)	549	787
Cash and Cash Equivalents, Beginning of Period	1,336	787	0
Cash and Cash Equivalents, End of Period	950	1,336	787
FOE II LP [Member] | Class B Shares [Member]
Cash Flows From Financing Activities
Repurchase of common shares	0
Capital contributions		3,400
FOE II LP [Member] | Class A Shares [Member]
Cash Flows From Financing Activities
Repurchase of common shares	(150)
Dividends and dividend equivalents paid		0
Fortress Operating Group Eliminations [Member]
Cash Flows From Operating Activities
Net income (loss)	1,654	0	0
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Depreciation and amortization	0	0	0
Other amortization (included in interest expense)	0	0	0
(Earnings) losses from equity method investees	(1,468)	0	0
Distributions of earnings from equity method investees	0	0	0
(Gains) losses	(133)	0	0
Deferred incentive income	0	0	0
Deferred tax (benefit) expense	0	0	0
Options received from affiliates		0	0
Tax receivable agreement liability adjustment	0	0	0
Equity-based compensation	0	0	0
Options in affiliates granted to employees		0	0
Other		0	0
Cash flows due to changes in
Due from affiliates	2,077	(1,694)	2,524
Other assets	(53)	0	0
Accrued compensation and benefits	0	0	0
Due to affiliates	(2,042)	1,694	(2,524)
Deferred incentive income	0	0	0
Other liabilities	(35)	0	0
Purchases of investments and payments to cover securities sold not yet purchased	0
Proceeds from sale of investments and securities sold not yet purchased	0
Receivables from brokers and counterparties	0
Due to brokers and counterparties	0
Net cash provided by (used in) operating activities	0	0	0
Cash Flows From Investing Activities
Contributions to equity method investees	50,003	0	0
Distributions of capital from equity method investees	0	0	0
Purchase of securities	0	0
Proceeds from sale of equity investments	0	0
Purchase of digital currency (Bitcoin)		0
Purchase of fixed assets	0	0	0
Purchase of software and technology-related assets	0
Cash of liquid hedge fund on deconsolidation date	0
Net cash provided by (used in) investing activities	50,003	0	0
Cash Flows From Financing Activities
Repayments of debt obligations	0	0	0
Payment of deferred financing costs		0
Borrowing under debt obligations	0
Proceeds from public offering (net of offering costs)	0
Issuance (purchase) of Class A shares (RSU settlements)	0	0	0
Repurchase of shares and RSUs	0	0	0
Capital contributions	0		0
Dividends and dividend equivalents paid	0		0
Principals' and others' interests in equity of consolidated subsidiaries - contributions	0	0	0
Principals' and others' interests in equity of consolidated subsidiaries - distributions	0	0	0
Excess tax benefits from delivery of RSUs	0
Redeemable non-controlling interests - contributions	(50,003)
Net cash provided by (used in) financing activities	(50,003)	0	0
Net Increase (Decrease) in Cash and Cash Equivalents	0	0	0
Cash and Cash Equivalents, Beginning of Period	0	0	0
Cash and Cash Equivalents, End of Period	0	0	0
Fortress Operating Group Eliminations [Member] | Class B Shares [Member]
Cash Flows From Financing Activities
Repurchase of common shares	0
Capital contributions		0
Fortress Operating Group Eliminations [Member] | Class A Shares [Member]
Cash Flows From Financing Activities
Repurchase of common shares	0
Dividends and dividend equivalents paid		0
Fortress Investment Group Consolidated Llc [Member]
Cash Flows From Operating Activities
Net income (loss)	100,966	200,447	78,284
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Depreciation and amortization	0	0	0
Other amortization (included in interest expense)	0	0	0
(Earnings) losses from equity method investees	(123,783)	(262,479)	(115,232)
Distributions of earnings from equity method investees	0	0	0
(Gains) losses	0	0	0
Deferred incentive income	0	0	0
Deferred tax (benefit) expense	(19,571)	51,715	28,136
Options received from affiliates	0	0	0
Tax receivable agreement liability adjustment	33,116	8,787	8,870
Equity-based compensation		0	0
Options in affiliates granted to employees	0	0	0
Other	0	0	0
Cash flows due to changes in
Due from affiliates	0	149,615	(162)
Other assets	4,767	120	(699)
Accrued compensation and benefits	0	0	0
Due to affiliates	(23,853)	(38,211)	(17,482)
Deferred incentive income	0	0	0
Other liabilities	0	582	163
Purchases of investments and payments to cover securities sold not yet purchased	0
Proceeds from sale of investments and securities sold not yet purchased	0
Receivables from brokers and counterparties	0
Due to brokers and counterparties	0
Net cash provided by (used in) operating activities	(28,358)	110,576	(18,122)
Cash Flows From Investing Activities
Contributions to equity method investees	(36,876)	(72,515)	(49,328)
Distributions of capital from equity method investees	126,414	97,475	27,592
Purchase of securities	0	0
Proceeds from sale of equity investments	0	0
Purchase of digital currency (Bitcoin)		0
Purchase of fixed assets	0	0	0
Purchase of software and technology-related assets	0
Cash of liquid hedge fund on deconsolidation date	0
Net cash provided by (used in) investing activities	89,538	24,960	(21,736)
Cash Flows From Financing Activities
Repayments of debt obligations	0	(149,453)	0
Payment of deferred financing costs		0
Borrowing under debt obligations	0
Proceeds from public offering (net of offering costs)	186,551
Issuance (purchase) of Class A shares (RSU settlements)	36,876	70,850	49,328
Repurchase of shares and RSUs	0	0	0
Capital contributions	0		0
Dividends and dividend equivalents paid	101,864		42,377
Principals' and others' interests in equity of consolidated subsidiaries - contributions	0	0	0
Principals' and others' interests in equity of consolidated subsidiaries - distributions	0	0	0
Excess tax benefits from delivery of RSUs	3,538
Redeemable non-controlling interests - contributions	0
Net cash provided by (used in) financing activities	(61,450)	(135,002)	6,951
Net Increase (Decrease) in Cash and Cash Equivalents	(270)	534	(32,907)
Cash and Cash Equivalents, Beginning of Period	627	93	33,000
Cash and Cash Equivalents, End of Period	357	627	93
Fortress Investment Group Consolidated Llc [Member] | Class B Shares [Member]
Cash Flows From Financing Activities
Repurchase of common shares	(186,551)
Capital contributions		0
Fortress Investment Group Consolidated Llc [Member] | Class A Shares [Member]
Cash Flows From Financing Activities
Repurchase of common shares	0
Dividends and dividend equivalents paid		56,399
Elimination Adjustments [Member]
Cash Flows From Operating Activities
Net income (loss)	(123,783)	(262,479)	(115,232)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Depreciation and amortization	0	0	0
Other amortization (included in interest expense)	0	0	0
(Earnings) losses from equity method investees	123,783	262,479	115,232
Distributions of earnings from equity method investees	0	0	0
(Gains) losses	0	0	0
Deferred incentive income	0	0	0
Deferred tax (benefit) expense	0	0	0
Options received from affiliates	0	0	0
Tax receivable agreement liability adjustment	0	0	0
Equity-based compensation		0	0
Options in affiliates granted to employees	0	0	0
Other	0	0	0
Cash flows due to changes in
Due from affiliates	0	(166,258)	16,805
Other assets	0	0	0
Accrued compensation and benefits	0	0	0
Due to affiliates	0	166,258	(16,805)
Deferred incentive income	0	0	0
Other liabilities	0	0	0
Purchases of investments and payments to cover securities sold not yet purchased	0
Proceeds from sale of investments and securities sold not yet purchased	0
Receivables from brokers and counterparties	0
Due to brokers and counterparties	0
Net cash provided by (used in) operating activities	0	0	0
Cash Flows From Investing Activities
Contributions to equity method investees	36,876	72,515	49,328
Distributions of capital from equity method investees	(126,414)	(97,475)	(27,592)
Purchase of securities	0	0
Proceeds from sale of equity investments	0	0
Purchase of digital currency (Bitcoin)		0
Purchase of fixed assets	0	0	0
Purchase of software and technology-related assets	0
Cash of liquid hedge fund on deconsolidation date	0
Net cash provided by (used in) investing activities	(89,538)	(24,960)	21,736
Cash Flows From Financing Activities
Repayments of debt obligations	0	0	0
Payment of deferred financing costs		0
Borrowing under debt obligations	0
Proceeds from public offering (net of offering costs)	0
Issuance (purchase) of Class A shares (RSU settlements)	0	0	0
Repurchase of shares and RSUs	0	0	0
Capital contributions	(36,876)		(49,328)
Dividends and dividend equivalents paid	(126,414)		(27,592)
Principals' and others' interests in equity of consolidated subsidiaries - contributions	0	0	0
Principals' and others' interests in equity of consolidated subsidiaries - distributions	0	0	0
Excess tax benefits from delivery of RSUs	0
Redeemable non-controlling interests - contributions	0
Net cash provided by (used in) financing activities	89,538	24,960	(21,736)
Net Increase (Decrease) in Cash and Cash Equivalents	0	0	0
Cash and Cash Equivalents, Beginning of Period	0	0	0
Cash and Cash Equivalents, End of Period	0	0	0
Elimination Adjustments [Member] | Class B Shares [Member]
Cash Flows From Financing Activities
Repurchase of common shares	0
Capital contributions		(70,850)
Elimination Adjustments [Member] | Class A Shares [Member]
Cash Flows From Financing Activities
Repurchase of common shares	0
Dividends and dividend equivalents paid		$ (95,810)